INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Operating loss carry forwords	$ 25,760,803	$ 20,870,713	$ 14,889,631
Less: Valuation allowance	$ 5,409,769	$ 4,382,850	$ 3,126,823
Valuation allowance description	As a result, management determined it was more likely than not deferred tax assets will not be realized as of September 30, 2021, and December 31, 2020, and recognized 100% valuation allowance for each period.	As a result, management determined it was more likely than not deferred tax assets will not be realized as of December 31, 2020 and December 31, 2019 and recognized 100% valuation allowance for each period.